Share-based Compensation (Details)	12 Months Ended							1 Months Ended
	Dec. 31, 2001 2000 Stock Option Plan	Dec. 31, 2011 Other equity interest awards employee	Dec. 31, 2010 Other equity interest awards employee	Dec. 31, 2009 Other equity interest awards employee	Dec. 31, 2007 Other equity interest awards month employee	Dec. 31, 2007 Other equity interest awards Equal to or more than	Dec. 31, 2007 Other equity interest awards Less than	Nov. 30, 2009 2009 RSU Plan
Share-based Compensation
Number of ordinary shares reserved for issuance under the plan	323,715,000							323,694,050
Percentage increase in number of ordinary shares available under the plan every year	3.00%
Percentage increase in number of ordinary shares available under the plan	17.50%
Number of key employees of Youdao Computer and Youdao Information to whom awards were granted		4	4	4	4
Minimum vesting period of awards granted to key employees of Youdao Computer and Youdao Information (in years)					P4Y
Maximum vesting period of awards granted to key employees of Youdao Computer and Youdao Information (in years)					P5Y
Percentage of equity interest awards granted per key employees of Youdao Computer and Youdao Information						0.50%	1.00%
Aggregate percentage of awards granted to key employees of Youdao Computer and Youdao Information under share-based compensation plan					3.50%
Expiration period of awards granted to key employees of Youdao Computer and Youdao Information after the last vesting date (in months)					12
Number of key employees of Youdao Computer and Youdao Information employees terminating employment before vesting of share-based award			1
Percentage of unvested awards of awards granted to key employees of Youdao Computer and Youdao Information cancelled			0.20%
Term of plan (in years)								10 years